DISPOSITION OF SUBSIDIARY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 03, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposition of a subsidiary	$ 6,090,337
Field Investment Co. | Disposal Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposition of a subsidiary	$ 6,090,337
ASSETS:
Accounts Receivable, Net		$ 21,067
Prepaid Expenses and Other Current Assets		430,654
Operating Lease Right-of-Use Assets, Net		976,417
Property, Plant and Equipment, Net		310,501
Intangible Assets, Net		3,727,500
Goodwill		2,095,918
Other Assets		95,419
TOTAL ASSETS		7,657,476
LIABILITIES
Accounts Payable and Accrued Liabilities		473,500
Operating Lease Liabilities		1,051,588
Notes Payable		42,051
TOTAL LIABILITIES		1,567,139
NET ASSETS DISPOSED		$ 6,090,337